Note 9 - Equity (Details) - Reclassifications Out of Accumulated Other Comprehensive Loss (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Cash flow hedges
Interest rate contracts													$ (181)		$ (184)	$ (136)
Total before income tax													514		450	311
Income tax benefit													188		165	125
Net of tax	78	27	50	153	95	9	36	131	33	(3)	18	124	313		271	172
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Natural Gas Derivatives [Member]
Cash flow hedges
Natural gas contracts													(1)	[1]
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Interest Rate Contract [Member]
Cash flow hedges
Interest rate contracts													(3)	[1]
Total before income tax													(4)	[1]
Income tax benefit													1	[1]
Net of tax													(3)	[1]
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Cash flow hedges
Total before income tax													(20)	[1]
Income tax benefit													8	[1]
Net of tax													(12)	[1]
Retirement benefit plan amortization of
Actuarial losses													(25)	[1],[2]
Prior service credits													5	[1],[2]
Reclassification out of Accumulated Other Comprehensive Income [Member]
Cash flow hedges
Net of tax													$ (15)	[1]

[1]	Amounts in parentheses indicate debits, or reductions, to profit/loss and credits to accumulated other comprehensive loss. Except for retirement benefit plan amounts, the profit/loss impacts are immediate.
[2]	Amortization of these accumulated other comprehensive loss components is included in the computation of net periodic benefit cost. See Note 5 for additional details about net periodic benefit cost.